Notes Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2024
Notes Receivable, Net [Abstract]
Schedule of Notes Receivable and the Allowance for Credit Losses

Notes receivable and the allowance for credit losses consisted of the following:

	As of December 31,
	2023	2024
	RMB	RMB	US$
Notes receivable	23,215	25,592	3,506
Less: allowance for credit losses	—	—	—
Notes receivable, net	23,215	25,592	3,506

Schedule of Notes Receivable, Net
	As of December 31,
	2023	2024
	RMB	RMB	US$
Balance at beginning of the year	(5,039)	—	—
Reversal	1,468	—	—
Write-off	3,571	—	—
Balance at the end of the year	—	—	—